PARTNERSHIP CAPITAL - Capital Categories (Details) - USD ($) shares in Millions, $ in Millions		1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 26, 2017	Sep. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Increase (Decrease) in Partners' Capital [Roll Forward]
Balance as			$ 13,607	$ 9,774	$ 13,474	$ 9,644	$ 9,644
Changes in equity [abstract]
Unit issuance			4	5	8	11
Balance as			12,276	12,624	12,276	12,624	13,474
Limited Partners 1 [Member]
Increase (Decrease) in Partners' Capital [Roll Forward]
Balance as			4,977	4,488	4,967	4,611	4,611
Changes in equity [abstract]
Unit issuance			4	5	8	11
Balance as			4,545	4,253	4,545	4,253	4,967
Non-controlling Interest - Redeemable Partnership Units [Member]
Increase (Decrease) in Partners' Capital [Roll Forward]
Balance as			2,014	1,805	2,012	1,860	1,860
Changes in equity [abstract]
Balance as			$ 1,832	1,705	1,832	1,705	2,012
Issued capital [member] | Special General Partner and Limited Partner
Increase (Decrease) in Partners' Capital [Roll Forward]
Balance as					$ 4,926	$ 4,234	$ 4,234
Changes in equity [abstract]
Opening balance					278.2	261.0	261.0
Issued for cash					0.2		17.2
Ending balance			278.4		278.4		278.2
Unit issuance					$ 8		$ 692
Balance as			$ 4,934		4,934		4,926
Issued capital [member] | Special General Partner
Increase (Decrease) in Partners' Capital [Roll Forward]
Balance as					$ 19	$ 19	$ 19
Changes in equity [abstract]
Opening balance					1.6	1.6	1.6
Issued for cash					0.0		0.0
Ending balance			1.6		1.6		1.6
Unit issuance					$ 0		$ 0
Balance as			$ 19		19		19
Issued capital [member] | Limited Partners 1 [Member]
Increase (Decrease) in Partners' Capital [Roll Forward]
Balance as			$ 4,911	4,221	$ 4,907	$ 4,215	$ 4,215
Changes in equity [abstract]
Opening balance					276.6	259.4	259.4
Issued for cash		16.6			0.2		17.2
Ending balance			276.8		276.8		276.6
Unit issuance			$ 4	5	$ 8	$ 11	$ 692
Balance as			4,915	4,226	4,915	4,226	4,907
Issued capital [member] | Non-controlling Interest - Redeemable Partnership Units [Member]
Increase (Decrease) in Partners' Capital [Roll Forward]
Balance as			$ 2,078	1,778	$ 2,078	$ 1,778	$ 1,778
Changes in equity [abstract]
Opening balance					115.8	108.4	108.4
Issued for cash		7.4			0.0		7.4
Ending balance			115.8		115.8		115.8
Unit issuance					$ 0		$ 300
Balance as			$ 2,078	1,778	2,078	$ 1,778	2,078
Preferred Unitholders Capital [Member]
Increase (Decrease) in Partners' Capital [Roll Forward]
Balance as			$ 752	595	$ 595	$ 375	$ 375
Changes in equity [abstract]
Opening balance					32.0	20.0	20.0
Ending balance			40.0		40.0		32.0
Balance as			$ 752	$ 595	$ 752	$ 595	$ 595
Series 9 Preferred Units | Preferred Unitholders Capital [Member]
Changes in equity [abstract]
Issued for cash					8.0
Unit issuance					$ 157
Series 7 Preferred Units | Preferred Unitholders Capital [Member]
Changes in equity [abstract]
Issued for cash	12.0						12.0
Unit issuance							$ 220